Investments in associates - Summarised balance sheet (Details) $ in Millions				12 Months Ended
	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summarised balance sheet
Non-current assets	$ 5,933	$ 5,957		$ 5,933	$ 5,957
Current assets	4,421	4,030		4,421	4,030
Non-current liabilities	(3,558)	(2,499)		(3,558)	(2,499)
Current liabilities	(1,531)	(2,271)		(1,531)	(2,271)
Net equity attributable to owners	5,265	5,217	$ 5,259	5,265	5,217	$ 5,259	$ 5,568
Group's carrying amount of investment	7	16		7	16
Associates
Summarised balance sheet
Impairment loss						(109)
Group's carrying amount of investment	7	16	$ 46	7	16	$ 46
Bioventus, Inc.
Summarised balance sheet
Non-current assets	471	562		471	562
Current assets	299	249		299	249
Non-current liabilities	(371)	(424)		(371)	(424)
Current liabilities	(211)	(160)		(211)	(160)
Net assets	188	227		188	227
Net equity attributable to owners	188	227		188	227
Group's share of net assets	51	64		51	64
Group adjustments	(45)	(48)		(45)	(48)
Group's carrying amount of investment	$ 6	$ 16		6	16
Percentage of associate held	27.13%	27.96%	28.30%
Fair value less cost of disposal	$ 186	$ 93		186	93
Cash distributions received				0	0
Accumulated impairment losses included in group adjustments	109			109
Other associates
Summarised balance sheet
Group's carrying amount of investment	$ 1	$ 0		$ 1	$ 0
Number of associates | item	2	2		2	2